As filed with the Securities and Exchange Commission on August 14, 2001
Registration No. 333-59588

                                      U.S. SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C. 20549

                                                     FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                           / X /

PRE-EFFECTIVE AMENDMENT NO.                                                                      /   /

POST-EFFECTIVE AMENDMENT NO.                                                                     / 1 /

                                         OPPENHEIMER LARGE CAP GROWTH FUND

                                 6803 South Tucson Way, Englewood, Colorado 80112
                                     (Address of Principal Executive Offices)

                                                   303-768-3200
                                          (Registrant's Telephone Number)

                                              Andrew J. Donohue, Esq.
                                    Executive Vice President & General Counsel
                                              OppenheimerFunds, Inc.
                               Two World Trade Center, New York, New York 10048-0203
                                                  (212) 323-0256
                                      (Name and Address of Agent for Service)

This filing is being made pursuant to Rule 485(a) of the Securities Act of 1933, as amended.  It is proposed that this filing will become effective on August 17, 2001 pursuant to the enclosed request for acceleration.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

                                        CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page
Cross-Reference Sheet
Shareholder Letter
Notice of Shareholder Meeting

Part A

Definitive Proxy Statement for Oppenheimer Trinity Growth Fund and Definitive Prospectus for Oppenheimer Large
Cap Growth Fund.
Prospectus Performance Data for Oppenheimer Large Cap Growth Fund and Oppenheimer Trinity Growth Fund

Part B

Statement of Additional Information
Revised Pro Forma Combined Financial Statements for Oppenheimer Large Cap Growth Fund and Oppenheimer Trinity
     Growth Fund
Proxy Ballot

Part C

Other Information
Signatures
Exhibits

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